UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2019

Date of reporting period:  May 31, 2019

Item 1. Schedule of Investments.

Green Square High Income Municipal Fund
Schedule of Investments
May 31, 2019 (Unaudited)

Description	Par	Value
MUNICIPAL BONDS - 97.4%
ALASKA - 1.0%
Northern Tobacco Securitization Corp., Series A
5.000%, 06/01/2046	$1,000,000	$990,400
ALABAMA - 0.5%
Tuscaloosa County Industrial Development Authority, Series A
(Obligor: Hunt Refining Company)
5.250%, 05/01/2044	500,000	550,225
ARIZONA - 2.1%
Arizona Industrial Development Authority
(Obligor: Empower College Prep)
6.000%, 07/01/2049	2,115,000	2,182,638
CALIFORNIA - 1.0%
Golden State Tobacco Securitization Corp., Series A-2
5.000%, 06/01/2047	1,010,000	1,004,960
COLORADO - 6.1%
Blue Lake Metropolitan District No 3, Series A
5.250%, 12/01/2048	745,000	760,250
Colorado International Center Metropolitan District No 14
5.875%, 12/01/2046	1,000,000	1,086,340
Lakes at Centerra Metropolitan District No 2, Series A
5.125%, 12/01/2037	500,000	518,720
5.250%, 12/01/2047	1,500,000	1,554,465
Sheridan Station West Metropolitan District
6.000%, 12/01/2047	1,200,000	1,218,000
South Maryland Creek Ranch Metropolitan District, Series A
5.625%, 12/01/2047	1,125,000	1,148,749
		6,286,524
FLORIDA - 13.2%
Capital Trust Agency, Inc.
(Obligor: Voans SW Florida Healthcare)
10.000%, 11/01/2020	3,000,000	3,355,500
Capital Trust Agency, Inc., Series A
(Obligor: Tuscan Gardens of Palm Coast Obligated Group)
7.000%, 10/01/2049	1,700,000	1,658,061
(Obligor: Tallahassee NHHI)
7.000%, 12/01/2045	150,000	154,959
7.125%, 12/01/2050	1,000,000	1,033,200
Lake County Florida, Series A
(Obligor: Lakeside at Waterman Village)
10.000%, 10/31/2023	1,200,000	1,200,336
Lake County Florida, Series A1
(Obligor: Village Veranda at Lady Lake Obligated Group)
7.125%, 01/01/2052	2,700,000	2,755,701
Lee County Florida Industrial Development Authority, Series A
(Obligor: VOA Lee County Health Care)
5.375%, 12/01/2032	600,000	630,228
5.625%, 12/01/2037	500,000	528,845
5.750%, 12/01/2052	1,600,000	1,681,072
Seminole County Industrial Development Authority, Series A
(Obligor: CCRC Development)
10.500%, 12/28/2021	640,000	639,891
		13,637,793

GEORGIA - 2.1%
Canton Housing Authority, Series A
(Obligor: Provident Group - Canton Cove Properties)
6.500%, 07/01/2051	2,175,000	2,182,417
ILLINOIS - 8.1%
Illinois Finance Authority
(Obligor: The Admiral at the Lake)
5.500%, 05/15/2054	1,000,000	1,048,460
5.250%, 05/15/2054	500,000	514,375
Illinois Finance Authority, Series A
(Obligor: Park Place of Elmhurst Obligated Group)
6.200%, 05/15/2030	427,250	404,824
Illinois Finance Authority, Series A-1
(Obligor: 2017 IAVF Windy City Obligated Group)
3.500%, 12/01/2027	400,000	343,016
4.375%, 12/01/2042	320,000	274,403
4.500%, 12/01/2052	495,000	424,468
Illinois Finance Authority, Series B
(Obligor: 2017 IAVF Windy City Obligated Group)
5.500%, 12/01/2052	1,335,000	1,049,270
(Obligor: 2018 Blue Island)
5.800%, 12/01/2053	1,220,000	1,210,996
Upper Illinois River Valley Development Authority, Series B
(Obligor: 2018 IAVF Timber Oaks Obligated Group)
6.000%, 12/01/2054	1,000,000	1,037,760
Village of Bridgeview Illinois, Series A
5.625%, 12/01/2041	2,000,000	2,054,920
		8,362,492
INDIANA - 2.3%
Anderson, Indiana Economic Development
(Obligor: Anderson University)
6.000%, 10/01/2042	2,235,000	2,384,454
IOWA - 2.2%
Iowa Finance Authority
(Obligor: Sunrise Manor)
5.750%, 09/01/2043	2,200,000	2,245,452
KENTUCKY - 1.8%
Kentucky Economic Development Finance Authority, Series A
(Obligor: Baptist Convalescent Center)
6.000%, 11/15/2036	1,550,000	1,522,022
6.375%, 11/15/2051	290,000	290,412
		1,812,434
MICHIGAN - 1.0%
Michigan Tobacco Settlement Finance Authority, Series A
6.000%, 06/01/2048	1,000,000	1,000,020
NEW YORK - 0.5%
Ulster County Capital Resource Corp.
(Obligor: Woodland Pond)
5.250%, 09/15/2053	500,000	504,640

OHIO - 8.8%
Buckeye Tobacco Settlement Financing Authority Series A-2
5.125%, 06/01/2024	2,300,000	2,192,843
5.750%, 06/01/2034	1,000,000	956,270
5.875%, 06/01/2030	1,000,000	954,530
County of Montgomery Ohio, Series A
(Obligor: Trousdale Foundation Obligation Group)
6.250%, 04/01/2049	2,000,000	2,218,620
Lake County Port & Economic Development Authority, Series A
(Obligor: Tapestry Wickliffe)
6.500%, 12/01/2037	550,000	568,084
6.750%, 12/01/2052	2,100,000	2,160,018
		9,050,365
OREGON - 3.2%
Oregon State Business Development Commission, Series 248-D
(Obligor: Red Rock Biofuels) (a)
6.500%, 04/01/2031	3,500,000	3,277,645
PENNSYLVANIA - 3.0%
Pennsylvania Economic Development Financing Authority, Series A
(Obligor: Tapestry Moon)
6.500%, 12/01/2038	450,000	454,752
6.750%, 12/01/2053	2,650,000	2,681,402
		3,136,154
PUERTO RICO - 3.3%
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, Series A-1
4.750%, 07/01/2053	2,000,000	1,934,380
5.000%, 07/01/2058	1,500,000	1,494,825
		3,429,205
SOUTH CAROLINA - 3.7%
South Carolina Jobs-Economic Development Authority, Series A
(Obligor: CR River Park)
7.750%, 10/01/2057	2,200,000	2,240,590
(Obligor: Jasper Pellets) (a)
7.000%, 11/01/2038	1,500,000	1,545,675
		3,786,265
TENNESSEE - 1.1%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Series B-1
(Obligor: Trousdale Foundation Obligation Group)
7.500%, 04/01/2049	1,140,000	1,162,629
TEXAS - 20.0%
Brazoria County Industrial Development Corp.
(Obligor: Gladieux Metals Recycling) (a)
9.000%, 03/01/2039	4,500,000	4,652,010
Jefferson County Texas Industrial Development Corp.
(Obligor: TRP Crude Marketing)
7.750%, 04/01/2039	1,000,000	1,021,180
Kountze Economic Development Corp.
(Obligor: Allegiant Industrial)
15.000%, 11/01/2027	3,150,000	3,152,677
New Hope Cultural Education Facilities Finance Corp., Series A
(Obligor: Legacy at Midtown Park)
5.500%, 07/01/2054	1,000,000	1,043,640
Port Beaumont Navigation District
(Obligor: Allegiant Industrial Industrial Park) (a)
8.000%, 02/01/2039	6,000,000	6,227,640
Tarrant County Cultural Education Facilities Finance Corp.
(Obligor: Buckingham Senior Living Community)
5.750%, 11/15/2037 (b)	2,275,000	1,592,500
Tarrant County Cultural Education Facilities Finance Corp., Series A
(Obligor: MRC Senior Living Fort Worth)
10.000%, 03/15/2023	2,600,000	2,600,026
Woodloch Health Facilities Development Corp., Series A1
(Obligor: Senior Care Living VII)
6.750%, 12/01/2051	375,000	385,628
		20,675,301

WASHINGTON - 1.3%
Washington State Housing Finance Commission, Series A
(Obligor: Heron's Key Obligated Group)
7.000%, 07/01/2045	1,150,000	1,273,602
7.000%, 07/01/2050	100,000	110,472
		1,384,074
WEST VIRGINIA - 1.0%
West Virginia Economic Development Authority
(Obligor: Entsorga West Virginia) (a)
8.750%, 02/01/2036	1,000,000	1,025,100
WISCONSIN - 10.1%
Wisconsin Health & Educational Facilities Authority, Series A
(Obligor: Wisconsin Illinois Senior Housing)
5.250%, 08/01/2048	1,000,000	1,035,210
Wisconsin Health & Educational Facilities Authority, Series C
(Obligor: Covenant Communities)
7.000%, 07/01/2043	505,000	505,859
7.500%, 07/01/2053	1,000,000	1,002,520
Wisconsin Public Finance Authority, Series A
(Obligor: Alabama Proton Therapy Center)
6.850%, 10/01/2047	400,000	435,888
(Obligor: Cornerstone Charter Academy)
5.125%, 02/01/2046	450,000	460,539
(Obligor: Explore Academy)
6.125%, 02/01/2048	1,550,000	1,593,276
Wisconsin Public Finance Authority, Series A-1
(Obligor: Maryland Proton Treatment Center)
6.375%, 01/01/2048	2,000,000	2,137,200
Wisconsin Public Finance Authority, Series B
(Obligor: Million Air Two Obligated Group) (a)
7.125%, 06/01/2041	2,980,000	3,310,512
		10,481,004
Total Municipal Bonds
(Cost $98,601,069)		100,552,191

	Shares
SHORT-TERM INVESTMENT - 0.5%
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Class, 1.27% ^
Total Short-Term Investment
(Cost $533,610)	533,610	533,610

Total Investments - 97.9%
(Cost $99,134,679)		101,085,801
Other Assets and Liabilities, Net - 2.1%		2,152,294
Total Net Assets - 100.0%		$103,238,095

(a)	Security subject to the Alternative Minimum Tax ("AMT"). As of May 31, 2019, the total value of securities subject to the AMT was $20,038,582 or 19.4% of net assets.
(b)	Security in default at May 31, 2019.
^	The rate shown is the annualized seven day effective yield as of May 31, 2019.

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of May 31, 2019, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$100,552,191	$-	$100,552,191
Short-Term Investment	533,610	-	-	533,610
Total Investments	$533,610	$100,552,191	$-	$101,085,801

Refer to the Schedule of Investments for further information on the classification of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ Brian R. Wiedmeyer
                                         Brian R. Wiedmeyer, President

Date   July 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Brian R. Wiedmeyer
                                         Brian R. Wiedmeyer, President

Date   July 25, 2019

By (Signature and Title)  /s/ Ryan L. Roell
                                          Ryan L. Roell, Treasurer

Date   July 25, 2019